Deferred Revenue	12 Months Ended
Dec. 31, 2013
Deferred Revenue [Abstract]
DEFERRED REVENUE
9.          DEFERRED REVENUE

The Company is the recipient of various governmental grants, rebates and marketing incentives. Reimbursements of periodic expenses are recognized as income when the related expense is incurred. Government grants and rebates related to EV charging stations and their installation are deferred and amortized in a manner consistent with the recognition of the related depreciation expense of the related asset over their useful lives.

The Company entered into a joint marketing agreement with Nissan North America (“Nissan”) for which among other matters requires the Company to build, own, operate and maintain a network of 48 fast chargers throughout the United States and create an auto dealer network promotion and referral program so as to facilitate sales of electric vehicles to their potential customers. Payments received under the agreement on March 29, 2013 of $782,880 are deferred and will be recognized ratably over the life of the chargers as they are installed. The Company identified the obligation to install and maintain the chargers and the obligation to create a referral and promotion program as separate elements under the agreement but determined that they did not qualify as separate units of accounting for purposes of recognizing revenue. The multiple deliverables are not separate units of accounting because Nissan North America has not delineated specific amounts of the revenue to particular elements of the agreement and the Company is unable to estimate the fair value or the selling price of the respective deliverables. The Company has installed two units as of December 31, 2013 and is required to install the remainder of the network by June 30, 2014, as extended.  As of December 31, 2013, $1,359 had been recognized as revenue.

As of the acquisition date of Beam, Beam had a contract with the New York State Energy and Resource Development Authority (“NYSERDA”) to receive $399,110 for the installation of 28 electric vehicle charging stations in New York State.  As of December 31, 2013, 12 of these stations had been installed during 2013 and the unamortized portion of the deferred revenue pertaining to these stations as of December 31, 2013 was $72,288. $9,171 was recognized as revenue during 2013 pertaining to NYSERDA.

Deferred revenue as of December 31, 2013 consisted of the following:

Nissan	$781,521
NYSERDA	72,288
Other	36,677
890,486
Less: non current portion	(678,392)
Current portion	$212,094

There was $54,743 of deferred revenue as of December 31, 2012. Grant, rebate and incentive revenue recognized during the years ended December 31, 2013 and 2012 was $90,796 and $5,595.